Schedule of Lease costs (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 16, 2024	Jul. 01, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Operating Lease
Operating lease costs			$ 26,000	$ 26,000	$ 52,000	$ 51,000	$ 99,000	$ 101,000
Variable lease costs				23,000		46,000	53,000	91,000
Short-term lease costs			4,000	72,000	22,000	108,000	108,000	38,000
Lease costs	$ 8,729	$ 8,495	$ 30,000	$ 121,000	$ 74,000	$ 205,000	$ 260,000	$ 230,000